Share Based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation
24.
Share based compensation
(a)
Share-based compensation plans of the Company

The Group has adopted three share-based compensation plans, namely, the 2014 Share Incentive Plan, the 2017 Restricted Share Scheme and the 2017 Option Plan.

(i)
2014 Share Incentive Plan

2014 Share Incentive Plan was approved by the then board of directors of the Company in October 2014 prior to the Merger. According to the 2014 Share Incentive Plan, 96,704,847 ordinary shares have been reserved to be issued to any qualified employees, directors, non-employee directors, and consultants as determined by the board of directors of the Company. The options will be exercisable only if option holder continues employment or provides services through each vesting date. The maximum term of any issued stock option is ten years from the grant date.

Some granted options follow the first category vesting schedule, one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter. Some granted options follow the second category vesting schedule, one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one-year period (which means that the whole vesting schedule shall be shortened from four years to three years). For the third category vesting schedule, all options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2020	13,897,304	0.23	1.92
Exercised	(7,866,422)	0.23	1.91
Forfeited	(46,982)	0.27	1.91
Outstanding as at December 31, 2020	5,983,900	0.23	1.93
Vested and expected to vest as at December 31, 2020	5,983,900	0.23	1.93
Exercisable as at December 31, 2020	5,983,900	0.23	1.93
Non vested as at December 31, 2020	-	-	-
Outstanding as at January 1, 2021	5,983,900	0.23	1.93
Exercised	(2,992,122)	0.24	1.92
Outstanding as at December 31, 2021	2,991,778	0.22	1.94
Vested and expected to vest as at December 31, 2021	2,991,778	0.22	1.94
Exercisable as at December 31, 2021	2,991,778	0.22	1.94
Non vested as at December 31, 2021	-	-	-
Outstanding as at January 1, 2022	2,991,778	0.22	1.94
Exercised	(1,579,006)	0.23	1.94
Outstanding as at December 31, 2022	1,412,772	0.22	1.93
Vested and expected to vest as at December 31, 2022	1,412,772	0.22	1.93
Exercisable as at December 31, 2022	1,412,772	0.22	1.93
Non vested as at December 31, 2022	-	-	-

The weighted average price of the shares at the time these options were exercised was US$6.76 per share (equivalent to approximately RMB43.08), US$9.90 per share (equivalent to approximately RMB63.07) and US$2.85 per share (equivalent to approximately RMB19.63) during the years ended December 31, 2020, 2021 and 2022.

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Expiry date	Exercise price	December 31, 2021	December 31, 2022

10 years commencing from the date of grant of options	US$0.000076	485,544	256,210
	US$0.27	2,506,234	1,156,562
Total		2,991,778	1,412,772
Weighted average remaining contractual life of options outstanding at end of year:		3.97	2.91

(ii)
2017 Restricted Share Scheme and 2017 Option Plan

Followed the completion of the Merger, the Company has reserved certain ordinary shares to be issued to any qualified employees of Tencent Music Business transferred to the Group.

Pursuant to the RSUs agreements under the 2017 Restricted Share Scheme, subject to grantee’s continued services to the Group through the applicable vesting date, some RSUs follow the first category of vesting schedule, one-fourth (1/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after. Some granted RSUs shall follow the second vesting schedule, half (1/2) shall vest six months after grant date, and the other half shall vest six months thereafter. Other granted RSUs shall follow the third vesting schedule, which were divided into range of half, one to third and one to fourth tranches on an equal basis as at their grant dates, and the tranches will become exercisable in each subsequent year.

Movements in the number of RSUs for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Number of awarded shares
	Year ended December 31,
	2020	2021	2022
Outstanding as at January 1	26,659,516	41,011,362	43,728,098
Granted	24,156,236	19,136,384	35,601,446
Vested	(7,732,794)	(13,096,270)	(14,787,382)
Forfeited	(2,071,596)	(3,323,378)	(5,078,812)
Outstanding as at December 31	41,011,362	43,728,098	59,463,350
Expected to vest as at December 31	37,672,420	39,425,569	53,009,743

The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company. The weighted average fair value of restricted shares granted during the years ended December 31, 2020, 2021 and 2022 was US$6.68 per share (equivalent to approximately RMB42.57 per share), US$5.82 per share (equivalent to approximately RMB37.06 per share) and US$2.15 per share (equivalent to approximately RMB14.83 per share), respectively.

Share options granted are generally subject to a four-batch vesting schedule as determined by the board of directors upon the grant. One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year thereafter.

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2020	26,640,508	3.43	2.39
Granted	4,992,390	6.44	2.70
Exercised	(10,026,018)	2.64	1.92
Forfeited	(455,694)	6.27	3.01
Outstanding as at December 31, 2020	21,151,186	4.45	2.68
Vested and expected to vest as at December 31, 2020	20,097,190	4.44	2.68
Exercisable as at December 31, 2020	4,762,058	3.05	2.74
Non vested as at December 31, 2020	16,389,128	4.86	2.66
Outstanding as at January 1, 2021	21,151,186	4.45	2.68
Granted	8,543,982	5.54	2.81
Exercised	(4,360,740)	1.92	2.26
Forfeited	(541,488)	5.70	2.90
Outstanding as at December 31, 2021	24,792,940	5.24	2.79
Vested and expected to vest as at December 31, 2021	23,552,634	5.21	2.79
Exercisable as at December 31, 2021	9,580,612	4.00	2.64
Non vested as at December 31, 2021	15,212,328	6.03	2.88
Outstanding as at January 1, 2022	24,792,940	5.24	2.79
Granted	24,957,454	2.05	1.02
Exercised	(566,612)	0.68	2.67
Forfeited	(1,079,240)	4.78	2.25
Outstanding as at December 31, 2022	48,104,542	3.65	1.89
Vested and expected to vest as at December 31, 2022	45,601,007	3.68	1.91
Exercisable as at December 31, 2022	14,272,122	4.93	2.75
Non vested as at December 31, 2022	33,832,420	3.11	1.52

The weighted average price of the shares at the time these options were exercised was US$7.66 per share (equivalent to approximately RMB48.81), US$9.52 per share (equivalent to approximately RMB60.68) and US$3.13 per share (equivalent to approximately RMB21.59) during the years ended December 31, 2020, 2021 and 2022, respectively.

The fair value of share options were valued using the Binomial option-pricing model.

Assumptions used in the Binomial option-pricing model are presented below:

	Year ended December 31,
	2020	2021	2022
Risk free interest rate	0.71%-0.91%	1.22%-1.63%	2.15%-2.92%
Expected dividend yield	0%	0%	0%
Expected volatility	40%-42.5%	43.5%-50%	55%-60%
Exercise multiples	2.2-2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Expiry date	Exercise price	December 31,	December 31,
		2021	2022
10 years commencing from the date of grant of options	US$0.27	1,271,442	818,024
	US$1.93	-	15,952,792
	US$2.24~US$2.32	4,270,392	12,871,384
	US$3.32	307,792	307,792
	US$4.04 ~ US$4.24	579,952	579,952
	US$5.29	6,327,742	5,803,160
	US$6.20 ~ US$6.37	4,241,962	4,015,280
	US$7.05 ~ US$7.61	7,624,578	7,587,078
	US$9.53	169,080	169,080
Total		24,792,940	48,104,542
Weighted average remaining contractual life of options outstanding at end of year:		7.84	8.12

(b)
Share-based compensation plans of Tencent

Tencent operates a number of share-based compensation plans (including share option scheme and share award scheme) and granted certain share options and shares awards to the employees of the Group prior to the Merger in July 2016 or any employees of Tencent Group transferred to the Group. No new grant to the employees of the Group by Tencent occurred during the years ended December 31, 2020, 2021 and 2022. As at December 31, 2022, there was no share options exercisable or RSUs under share-based compensation plans of Tencent.

(c)
Expected retention rate of grantees

The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of the vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses charged to the consolidated income statement. As at December 31, 2021 and 2022, the Expected Retention Rate of the Group was assessed to be 87%-95%.